Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease cost	$ 266,993	$ 206,647
Amortization of right-of-use assets	227,279	227,279
Interest on lease liabilities	70,677	75,956
Total finance lease cost	$ 297,956	$ 303,235